Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Financial Instruments Carried At Fair Value

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total Carrying Value	Level 1	Level 2	Level 3	Total Carrying Value
	(Millions)
Current assets (a):
Commodity derivatives	$—	$40.1	$1.1	$41.2	$—	$14.2	$0.3	$14.5
Interest rate derivatives	$—	$—	$—	$—	$—	$—	$—	$—
Long-term assets (b):
Commodity derivatives	$—	$5.4	$1.0	$6.4	$—	$1.6	$0.3	$1.9
Current liabilities (c):
Commodity derivatives	$—	$(43.1)	$(0.7)	$(43.8)	$—	$(39.5)	$(0.1)	$(39.6)
Interest rate derivatives	$—	$(16.1)	$—	$(16.1)	$—	$(17.0)	$—	$(17.0)
Acquisition related contingent consideration (d)	$—	$—	$—	$—	$—	$—	$(2.1)	$(2.1)
Long-term liabilities (e):
Commodity derivatives	$—	$(27.5)	$(0.3)	$(27.8)	$—	$(40.1)	$(0.5)	$(40.6)
Interest rate derivatives	$—	$(5.0)	$—	$(5.0)	$—	$(9.9)	$—	$(9.9)

(a)	Included in current unrealized gains on derivative instruments in our consolidated balance sheets.
(b)	Included in long-term unrealized gains on derivative instruments in our consolidated balance sheets.
(c)	Included in current unrealized losses on derivative instruments in our consolidated balance sheets.
(d)	Included in other current liabilities in our consolidated balance sheets.
(e)	Included in long-term unrealized losses on derivative instruments in our consolidated balance sheets.

Condensed Consolidated Balance Sheets For Derivative Financial Instruments

	Commodity Derivative Instruments
	Current Assets	Long-Term Assets	Current Liabilities	Long-Term Liabilities
	(Millions)
Year ended December 31, 2011 (a):
Beginning balance	$0.3	$0.3	$(0.1)	$(0.5)
Net realized and unrealized gains (losses) included in earnings	1.4	0.8	(0.8)	0.2
Transfers into Level 3 (b)	—	—	—	—
Transfers out of Level 3 (b)	—	(0.1)	—	—
Settlements	(0.6)	—	0.2	—

Ending balance	$1.1	$1.0	$(0.7)	$(0.3)

Net unrealized gains (losses) still held included in earnings (c)	$1.1	$0.7	$(0.7)	$0.1

Year ended December 31, 2010:
Beginning balance	$1.2	$0.7	$(1.6)	$(0.7)
Net realized and unrealized gains (losses) included in earnings	2.1	0.8	(0.3)	0.2
Transfers into Level 3 (b)	—	—	—	—
Transfers out of Level 3 (b)	(0.5)	—	0.3	—
Purchases, Issuances and Settlements net	(2.5)	(1.2)	1.5	—

Ending balance	$0.3	$0.3	$(0.1)	$(0.5)

Net unrealized gains (losses) still held included in earnings (b)	$0.3	$0.1	$(0.1)	$(0.1)

Year ended December 31, 2009:
Beginning balance	$0.5	$1.7	$—	$—
Net realized and unrealized gains (losses) included in earnings	1.2	(1.0)	(4.7)	(0.7)
Net transfers (out) of Level 3 (b)	(0.1)	—	—	—
Purchases, Issuances and Settlements net	(0.4)	—	3.1	—

Ending balance	$1.2	$0.7	$(1.6)	$(0.7)

Net unrealized gains (losses) still held included in earnings (c)	$1.3	$0.4	$(2.6)	$(0.7)

(a)	There were no purchases, issuances and sales for the year ended December 31, 2011.
(b)	Amounts transferred in and amounts transferred out are reflected at fair value as of the end of the period.
(c)	Represents the amount of total gains or losses for the period, included in gains or losses from commodity derivative activity, net, attributable to change in unrealized gains or losses relating to assets and liabilities classified as Level 3 that are still held as of December 31, 2011, 2010 and 2009.